Sound Mind Investing Fund
Schedule of Investments
January 31, 2026 - (Unaudited)
EXCHANGE-TRADED FUNDS — 87.19% Shares Fair Value
Cambria Global Value ETF 312,730 $ 10,879,877
First Trust Developed Markets ex-US AlphaDEX
®
Fund 114,140 9,966,671
iShares Russell 1000 Value ETF
(a)
123,540 27,161,504
SMI 3Fourteen Full-Cycle Trend ETF
(a)(b)
969,600 25,826,653
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
(c)
414,460 9,938,751
Total Exchange-Traded Funds (Cost $76,825,166) 83,773,456
MUTUAL FUNDS — 12.74%
Aegis Value Fund, Inc., Institutional Class 190,431 12,172,358
Artisan International Small Cap Fund, Investor Class
(c)
100 1,923
Artisan International Value Fund, Investor Class 41 2,241
Artisan Mid Cap Value Fund, Investor Class 117 1,761
Champlain Small Company Fund, Institutional Class
(c)
122 2,151
Columbia Acorn Fund, Institutional Class
(c)
137 1,878
Delaware Ivy Large Cap Growth Fund, Class I
(c)
89 3,510
DFA International Small Cap Value Portfolio, Institutional Class 100 3,307
DFA International Small Company Portfolio, Institutional Class 100 2,698
DFA U.S. Small Cap Value Portfolio, Institutional Class 38 2,110
Franklin Small Cap Value Fund, Advisor Class 31 2,007
Hartford International Opportunities Fund (The), Class Y 99 2,409
Invesco Oppenheimer International Small-Mid Company Fund, Class Y 47 1,702
Janus Henderson Mid Cap Value Fund, Class T 111 1,758
Janus Henderson Venture Fund, Class T
(c)
17 1,430
JOHCM International Select Fund, Institutional Class 103 3,058
JPMorgan Mid Cap Value Fund, Institutional Class 46 1,536
JPMorgan Small Cap Equity Fund, Select Class 32 1,481
JPMorgan Small Cap Growth Fund, Class L 100 2,317
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class 42 2,060
Longleaf Partners Fund 79 1,749
Longleaf Partners Small-Cap Fund 100 2,955
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(c)
100 3,522
PRIMECAP Odyssey Aggressive Growth Fund 40 2,112
Prudential Jennison International Opportunities, Class Z 64 2,263
Royce Premier Fund, Investment Class 157 1,781
T. Rowe Price International Discovery Fund, Investor Class 31 2,475
T. Rowe Price Mid-Cap Growth Fund, Investor Class
(c)
17 1,690
T. Rowe Price New Horizons Fund, Investor Class
(c)
32 1,753
T. Rowe Price Small-Cap Value Fund, Investor Class 32 1,751
Virtus NFJ Small-Cap Value Fund, Institutional Class 167 2,707
Wasatch International Growth Fund, Investor Class
(c)
119 1,739
Total Mutual Funds (Cost $7,768,912) 12,240,192

Sound Mind Investing Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
MONEY MARKET FUNDS - 0.21% Shares Fair Value
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 3.61%
(d)
197,446 $ 197,446
Total Money Market Funds (Cost $197,446) 197,446
Total Investments — 100.14% (Cost $84,791,524) 96,211,094
Liabilities in Excess of Other Assets — (0.14)% (131,924)
NET ASSETS — 100.00% $ 96,079,170
(a) Represents an investment greater than 25% of the Fund's net assets.  Performance of the Fund may be adversely impacted by concentrated investments in securities. As of January 31, 2026, the percentage of net assets invested in iShares Russell 1000 Value ETF and SMI 3Fourteen Full-Cycle Trend ETF was
28.27% and 26.88% of the Fund, respectively. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b) Affiliated
(c) Non-income producing security.
(d) Rate disclosed is the seven day effective yield as of January 31, 2026.
ETF - Exchange-Traded Fund

SMI Dynamic Allocation Fund
Schedule of Investments
January 31, 2026 - (Unaudited)
EXCHANGE-TRADED FUNDS — 79.89% Shares Fair Value
BNY Mellon US Large Cap Core Equity ETF 81,450 $ 10,775,836
Franklin FTSE Europe ETF 16,180 620,179
Franklin FTSE Japan ETF 25,500 932,790
Grayscale Bitcoin Mini Trust ETF
(a)
16,870 625,540
Invesco QQQ Trust, Series 1 10,380 6,455,011
iShares Core U.S. REIT ETF 5,330 312,711
iShares iBoxx $ Investment Grade Corporate Bond ETF 16,900 1,868,633
iShares J.P. Morgan USD Emerging Markets Bond ETF 12,900 1,245,882
iShares MSCI EAFE ETF 58,980 5,941,645
iShares MSCI Emerging Markets ex China ETF 95,070 7,588,488
iShares Russell 2000 Value ETF 33,600 6,514,368
ProShares S&P
®
500
®
Dividend Aristocrats ETF 11,410 1,254,758
Schwab High Yield Bond ETF 93,810 2,497,223
Schwab International Equity ETF 32,910 837,230
Schwab Long-Term U.S. Treasury ETF 58,930 1,866,313
Schwab U.S. Tips ETF 35,080 934,531
SMI 3Fourteen Real Asset Allocation ETF
(b)
374,730 10,585,860
SPDR
®
Bloomberg 1-3 Month T-Bill ETF 3,400 311,610
SPDR
®
S&P
®
Metals & Mining ETF 12,350 1,466,192
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
(a)
38,030 911,959
Vanguard Energy Index Fund ETF 4,360 626,924
Vanguard Small-Cap Index Fund ETF 4,570 1,233,397
Total Exchange-Traded Funds (Cost $57,698,792) 65,407,080
CLOSED-END FUNDS — 17.88%
Sprott Physical Gold Trust
(a)
401,400 14,635,044
Total Closed-End Funds Cost ($6,517,508) 14,635,044
MUTUAL FUNDS — 1.88%
AQR Diversifying Strategies Fund, Class I
(a)
107,921 1,541,105
Total Mutual Funds (Cost $1,441,312) 1,541,105
MONEY MARKET FUNDS - 0.36%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 3.61%
(c)
291,624 291,624
Total Money Market Funds (Cost $291,624) 291,624
Total Investments — 100.01% (Cost $65,949,236) 81,874,853
Liabilities in Excess of Other Assets — (0.01)% (6,171)
NET ASSETS — 100.00% $ 81,868,682
(a) Non-income producing security.
(b) Affiliated
(c) Rate disclosed is the seven day effective yield as of January 31, 2026.
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust

SMI Dynamic Allocation Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
SPDR - Standard & Poor's Depositary Receipt

SMI Multi-Strategy Fund
Schedule of Investments
January 31, 2026 - (Unaudited)
EXCHANGE-TRADED FUNDS — 82.43% Shares Fair Value
BNY Mellon US Large Cap Core Equity ETF 28,570 $ 3,779,811
Cambria Global Value ETF 73,430 2,554,630
Communication Services Select Sector SPDR
®
Fund 4,080 489,926
Consumer Discretionary Select Sector SPDR
®
Fund 2,700 327,159
Consumer Staples Select Sector SPDR
®
Fund 320 26,723
Energy Select Sector SPDR
®
Fund 310 15,826
Financial Select Sector SPDR
®
Fund 10,530 562,723
First Trust Developed Markets ex-US AlphaDEX
®
Fund 28,330 2,473,767
Franklin FTSE Europe ETF 5,660 216,948
Franklin FTSE Japan ETF 8,910 325,928
Grayscale Bitcoin Mini Trust ETF
(a)
5,880 218,030
Health Care Select Sector SPDR
®
Fund 310 47,969
Industrial Select Sector SPDR
®
Fund 1,510 249,814
Invesco QQQ Trust, Series 1 3,640 2,263,607
iShares Core US REIT ETF 1,860 109,126
iShares iBoxx $ Investment Grade Corporate Bond ETF 5,910 653,469
iShares J.P. Morgan USD Emerging Markets Bond ETF 4,510 435,576
iShares MSCI EAFE ETF 21,130 2,128,636
iShares MSCI Emerging Markets ex China ETF 33,100 2,642,042
iShares Russell 1000 Value ETF 29,340 6,450,692
iShares Russell 2000 Value ETF 11,730 2,274,212
Materials Select Sector SPDR
®
Fund 1,150 56,661
ProShares S&P
®
500
®
Dividend Aristocrats ETF 3,990 438,780
Real Estate Select Sector SPDR
®
Fund 210 8,700
Schwab High Yield Bond ETF 32,830 873,935
Schwab International Equity ETF 9,790 249,058
Schwab Long-Term U.S. Treasury ETF 20,590 652,085
Schwab U.S. Tips ETF 12,280 327,139
SMI 3Fourteen Full-Cycle Trend ETF
(b)
233,000 6,206,281
SMI 3Fourteen Real Asset Allocation ETF
(b)
133,380 3,767,892
SPDR
®
Bloomberg 1-3 Month T-Bill ETF 1,190 109,064
SPDR
®
S&P
®
Metals & Mining ETF 18,160 2,155,955
Technology Select Sector SPDR
®
Fund 6,870 988,456
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
(a)
112,310 2,693,194
Utilities Select Sector SPDR
®
Fund 280 12,110
Vanguard Energy Index Fund ETF 1,520 218,561
Vanguard Small-Cap Index Fund ETF 1,600 431,824
Total Exchange-Traded Funds (Cost $42,426,665) 47,436,309
CLOSED-END FUNDS — 8.91%
Sprott Physical Gold Trust
(a)
140,670 5,128,828
Total Closed-End Funds Cost ($2,350,480) 5,128,828
MUTUAL FUNDS — 8.48%
Aegis Value Fund, Inc., Institutional Class 46,440 2,968,455
AQR Diversifying Strategies Fund, Class I
(a)
37,916 541,446
Invesco International Small-Mid Company Fund, Class Y 100 3,597

SMI Multi-Strategy Fund
Schedule of Investments (continued)
January 31, 2026 - (Unaudited)
MUTUAL FUNDS — 8.48% - continued Shares Fair Value
Lord Abbett Developing Growth Fund, Inc., Institutional Class
(a)
100 $ 3,522
ProFunds Semiconductor UltraSector Fund, Investor Class 22,549 1,360,173
Wasatch International Growth Fund, Investor Class
(a)
100 1,460
Total Mutual Funds (Cost $3,596,303) 4,878,653
MONEY MARKET FUNDS - 0.24%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 3.61%
(c)
136,749 136,749
Total Money Market Funds (Cost $136,749) 136,749
Total Investments — 100.06% (Cost $48,510,197) 57,580,539
Liabilities in Excess of Other Assets — (0.06)% (34,752)
NET ASSETS — 100.00% $ 57,545,787
(a) Non-income producing security.
(b) Affiliated
(c) Rate disclosed is the seven day effective yield as of January 31, 2026.
ETF - Exchange-Traded Fund
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt